shark13f093008                             shark13f093008
13F-HR
9/30/08
0001279471
jx3@bebi
NONE
1
Greg Langley
212-984-8835
greg_langley@tigersharklp.com
13F-HR
Form 13F Holdings Report
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment[  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     TigerShark Partners, LLC
Address:  101 Park Avenue, 33rd Floor
          New York, NY 10178

13 File Number: 00-00000

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Sears
Title:     Managing Member
Phone:     212-984-2426
Signature, Place and Date of Signing:

    Michael Sears  November 12,2008

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    52

Form 13F Information Table Value Total:    283428

                                                                          FORM 13F INFORMATION TABLE
                             TITLE OF                  VALUE  SHARES/  SH/PUT/  INVSTMT   OTHER   VOTING AUTHORITY
  NAME OF ISSUER             CLASS         CUSIP    x($1000) PRN AMT  PRN CALL DISCRETN  MANAGERS SOLE    SHARED NONe
  --------------------       ------------  --------  -------  ------- -------- -------- --------  ------  ------ -----
ARCTIC CAT INC		     COMMON STOCK   039670104  1379    150701     SH       SOLE	       0     1379    0    0
BENCHMARK ELECTRS INC	     COMMON STOCK   08160H101  2025    143834     SH	   SOLE	       0     2025    0    0
BOSTON SCIENTIFIC CORP	     COMMON STOCK   101137107  1620    132049     SH	   SOLE	       0     1620    0    0
CAMPBELL SOUP CO	     COMMON STOCK   134429109  10771   279046     SH	   SOLE	       0     10771   0    0
CAMPBELL SOUP CO	     COMMON STOCK   134429959  10445   270600     PUT	   SOLE	       0     0       0    0
CAPITALSOURCE INC	     COMMON STOCK   14055X102  615     50000      SH	   SOLE	       0     615     0    0
CAPITALSOURCE INC	     COMMON STOCK   14055X952  7863    639300     PUT      SOLE	       0     0	     0	  0
CBRL GROUP INC	             COMMON STOCK   12489V106  2700    102649 	  SH       SOLE	       0     2700    0    0
COMCAST CORP NEW	     CLASS A 	    20030N101  2963    150956     SH	   SOLE	       0     2963    0    0
DILLARDS INC	             CLASS A 	    254067101  1196    100912     SH	   SOLE	       0     1196    0    0
ENTERGY CORP NEW	     COMMON STOCK   29364G103  3460    38876 	  SH       SOLE	       0     3460    0	  0
FAIR ISAAC CORP              COMMON STOCK   303250104  1505    65298 	  SH	   SOLE	       0     1505    0    0
GENERAL DYNAMICS CORP	     COMMON STOCK   369550108  6738    91530 	  SH	   SOLE	       0     6738    0    0
GENERAL MTRS CORP            COMMON STOCK   370442905  6950    735400     CALL     SOLE        0     0       0    0
GLAXOSMITHKLINE PLC	     SPONSORED ADR  37733W105  8918    203243     SH	   SOLE	       0     8918    0    0
GLAXOSMITHKLINE PLC	     SPONSORED ADR  37733W955  8735    201000     PUT	   SOLE	       0     0       0    0
HERSHEY CO	             COMMON STOCK   427866108  1980    50070      SH	   SOLE	       0     1980    0    0
HOME DEPOT INC	             COMMON STOCK   437076952  6501    251100     PUT	   SOLE	       0     0       0    0
HOME DEPOT INC               HOME DEPOT INC 437076102  7082    273546     SH       SOLE        0     7082    0    0
ISHARES TR		     DJ US REAL EST 464287739  36772   593568     SH	   SOLE	       0     36772   0    0
JDA SOFTWARE GROUP INC       COMMON STOCK   46612K108  1547    101683     SH       SOLE	       0     1547    0    0
JOHNSON & JOHNSON	     COMMON STOCK   478160104  14494   209212     SH	   SOLE	       0     14494   0    0
JOHNSON & JOHNSON	     COMMON STOCK   478160954  11029   159200     PUT	   SOLE	       0     0       0    0
KENNAMETAL INC		     COMMON STOCK   489170100  2433     89715 	  SH	   SOLE	       0     2433    0    0
LDK SOLAR CO LTD             COMMON STOCK   50183L957  4503    150000     PUT      SOLE        0     0       0    0
MERCADOLIBRE INC	     COMMON STOCK   58733R102  990      48632 	  SH	   SOLE	       0     990     0    0
MGE ENERGY INC		     COMMON STOCK   55277P104  4217    118635 	  SH	   SOLE	       0     4217    0    0
NATIONAL CITY CORP	     COMMON STOCK   635405103  268     153034     SH	   SOLE	       0     268     0    0
NEWMONT MINING CORP	     COMMON STOCK   651639106  4096    105682     SH	   SOLE	       0     4096    0    0
ORACLE CORP	             COMMON STOCK   68389X105  5312    261530     SH	   SOLE	       0     5312    0    0
PALL CORP	             COMMON STOCK   696429307  2057    59810 	  SH       SOLE	       0     2057    0    0
PENN WEST ENERGY TR          TR UNIT        707885109  3651    150000     SH       SOLE        0     3651    0    0
PEPSICO INC		     COMMON STOCK   713448108  6615    92822 	  SH	   SOLE	       0     6615    0    0
PFIZER INC		     COMMON STOCK   717081103  11017   608022     SH	   SOLE	       0     11017   0    0
PFIZER INC                   COMMON STOCK   717081953  10854   599000     PUT      SOLE        0     10445   0    0
POWERSHARES QQQ TRUST	     UNIT SER 1	    73935A104  11077   284504     SH	   SOLE	       0     11077   0    0
SPDR TR			     UNIT SER 1	    78462F103  17631   151240     SH	   SOLE	       0     17631   0    0
SEAGATE TECHNOLOGY	     SHARES	    G7945J104  1585    130758     SH	   SOLE	       0     1585    0    0
SEALED AIR CORP NEW	     COMMON STOCK   81211K100  3025    137561     SH	   SOLE	       0     3025    0    0
SEALED AIR CORP NEW	     COMMON STOCK   81211K950  2659    120900     PUT	   SOLE	       0     0       0    0
SPDR SERIES TRUST	     KBW REGL BKG   78464A698  2667    75120      SH       SOLE	       0     2699    0	  0
SRA INTL INC	      	     CLASS A 	    78464R105  1137    50240 	  SH       SOLE	       0     1137    0    0
STAPLES INC		     COMMON STOCK   855030102  2961    131581     SH	   SOLE	       0     2961    0    0
STARENT NETWORKS CORP	     COMMON STOCK   85528P108  2709    209333     SH 	   SOLE	       0     2709    0    0
SUN MICROSYSTEMS INC         COMMON STOCK   866810203  2280    300000     SH       SOLE        0     2280    0    0
SYMANTEC CORP	             COMMON STOCK   871503108  5120    261514     SH	   SOLE	       0     5120    0    0
TELEFONOS DE MEXICO S A B    SPON ADR ORD L 879403780  1848    71771 	  SH       SOLE	       0     1848    0    0
TESORO CORP                  COMMON STOCK   88157K101  2070    125527     SH       SOLE        0     2070    0    0
VERIZON COMMUNICATIONS INC   COMMON STOCK   92343V104  4194    130705     SH	   SOLE	       0     4194    0    0
VERIZON COMMUNICATIONS INC   COMMON STOCK   92343V954  2696    84000      PUT	   SOLE	       0     0       0    0
WELLS FARGO & CO NEW	     COMMON STOCK   949746951  4806    129300     PUT	   SOLE	       0     0       0    0
YAHOO INC	             COMMON STOCK   984332106  1662    96068 	  SH	   SOLE	       0     1662    0    0
S REPORT SUMMARY             52 DATA RECORDS          283428     0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED







13F: Report Creation

NOTE: The 13F-HR File ends on the line labled TABLE. All information following this line is informational and should not be included in the SEC Filing.

Period                       9/30/08
Client                       TigerShark Partners, LLC
Use Adjustments              No
Combine Funds                No
Report Data Records                             52
               Total Records   			52
               Total Omitted                    0
Report Market Value x($1000)                	283428
Other Managers Included                         0

Omitted Records (positions with quantity less than 10,000 and market value less than $200,000)